UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Senior Income Trust
NYSE: VVR

2	Managed Distribution Plan Disclosure
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
23	Consolidated Financial Statements
27	Consolidated Financial Highlights
28	Notes to Consolidated Financial Statements
37	Approval of Investment Advisory and Sub-Advisory Contracts
39	Distribution Notice
41	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

On September 19, 2023, the Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Trust”) approved an amendment to the Trust’s Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.043 per share. Previously, on January 19, 2023 and September 20, 2022, the Board approved amendments whereby the Trust paid its monthly dividends to common shareholders at a stated fixed monthly distribution amount of $0.039 per share and $0.032 per share, respectively. Prior to these changes under the Plan, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.026 per share. The effective date of the Plan is October 1, 2020.
 The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.
 The Trust will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form
1099-DIV
for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2	Invesco Senior Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24
Trust at NAV	3.89%
Trust at Market Value	10.34
Credit Suisse Leveraged Loan Index ▼	4.08
Market Price Premium to NAV as of 8/31/24	7.77

Source(s): ▼ Bloomberg LP

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco Senior Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

4	Invesco Senior Income Trust

Consolidated Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Variable Rate Senior Loan Interests–134.71% (b)(c)
Aerospace & Defense–5.93%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.75%)	8.51%	10/05/2026	EUR	1,414	$1,535,998

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.00%	07/01/2031		$860	860,826

Castlelake Aviation Ltd., Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.09%	10/22/2027		648	650,635

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.75%	08/24/2028		268	269,688

Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.75%	08/24/2028		103	103,985

Engineering Research and Consulting, LLC (aka Astrion), First Lien Term Loan (3 mo. Term SOFR + 5.00%) (d)	10.06%	08/15/2031		1,590	1,566,035

FDH Group Acquisition, Inc., Term Loan A (3 mo. Term SOFR + 6.65%) (d)(e)	11.98%	10/01/2025		21,666	21,579,473

NAC Aviation 8 Ltd. (Ireland)
Revolver Loan (Acquired 05/05/2022; Cost $1,826,168) (d)(f)(g)	0.00%	12/31/2026		1,826	1,826,168

Term Loan (1 mo. USD LIBOR + 4.00%) (d)	9.46%	12/31/2026		2,239	0

Term Loan (1 mo. USD LIBOR + 4.00%) (d)	9.46%	12/31/2026		2,287	0

Peraton Corp.
First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	02/01/2028		1,119	1,097,061

Second Lien Term Loan B-1 (3 mo. Term SOFR + 7.85%)	12.97%	02/01/2029		2,389	2,332,135

Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	09/14/2029		1,475	1,481,387

Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	9.07%	03/17/2030		2,658	2,662,140

Titan Acquisition Holdings L.P., Term loan B (1 mo. Term SOFR + 3.50%)	8.81%	06/14/2030		364	363,655

					36,329,186

Air Transport–1.23%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	10.29%	04/20/2028		5,145	5,329,945

American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.86%)	8.20%	02/15/2028		1,187	1,187,310

WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	02/14/2031		1,045	1,042,102

					7,559,357

Automotive–8.55%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.36%	04/06/2028		941	945,482

Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.95%	07/28/2028	GBP	305	369,781

Second Lien Term Loan (6 mo. SONIA + 7.50%)	12.45%	07/27/2029	GBP	800	756,120

DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.58%	10/04/2028		802	791,937

Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	12/17/2028		1,213	1,205,785

Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.25%	08/30/2030		1,487	1,464,415

First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%) (d)	8.64%	03/30/2027	EUR	636	706,573

First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	10.51%	03/30/2027		4,765	4,717,440

First Lien Term Loan (3 mo. Term SOFR + 5.26%)	10.25%	03/30/2027		3,455	3,420,435

Second Lien Term Loan (3 mo. Term SOFR + 8.76%) (d)	14.01%	03/30/2028		934	892,005

Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.25%	11/09/2027		2,486	2,503,967

LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.00%)	8.25%	04/23/2031		3,148	3,154,141

M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 6.00%) (d)(e)	11.21%	08/31/2028		2,346	2,346,462

Revolver Loan (3 mo. Term SOFR + 6.00%) (d)(e)	11.45%	08/31/2028		591	591,111

Revolver Loan (d)(g)	0.00%	08/31/2028		591	591,111

Term Loan (3 mo. Term SOFR + 6.15%) (d)(e)	11.21%	08/31/2028		6,644	6,643,968

Mavis Tire Express Services TopCo Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	05/04/2028		3,407	3,414,927

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Automotive–(continued)
Muth Mirror Systems LLC
Revolver Loan (Acquired 04/23/2019-06/28/2024; Cost $ 1,554,792) (d)(e)(f)	11.00%	04/23/2025		$1,556	$1,308,281

Term Loan (Acquired 04/23/2019-06/28/2024; Cost $ 16,935,176) (d)(e)(f)	7.00%	04/23/2025		16,979	14,279,309

PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.91%	01/24/2029		1,182	1,143,556

Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.79%	07/16/2031		1,033	1,036,712

Wand Newco 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	01/30/2031		109	109,636

					52,393,154

Beverage & Tobacco–1.69%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.84%	07/31/2028		5,067	5,079,187

City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (d)	11.55%	04/05/2028		1,195	1,134,856

Term Loan (3 mo. Term SOFR + 3.76%) (d)	9.06%	04/05/2028		2,719	2,310,830

Term Loan (3 mo. Term SOFR + 3.76%)	1.50%	04/14/2028		2,729	1,838,627

					10,363,500

Building & Development–2.93%
Arcosa, Inc., Term Loan B (d)(h)	-	08/13/2031		685	688,620

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	7.85%	08/27/2025		190	189,392

Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	11/03/2028		1,473	1,473,646

Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.43%)	9.38%	07/06/2028	GBP	193	247,178

Empire Today LLC, Term Loan B (3 mo. Term SOFR + 5.26%)	10.51%	04/01/2028		6,297	4,608,284

Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 2.95%) (d)	8.29%	06/17/2031		1,015	1,017,050

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.35%	12/22/2028		545	548,965

Second Lien Term Loan (3 mo. Term SOFR + 7.01%) (d)	12.35%	12/21/2029		593	600,012

Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.85%	04/01/2028		2,145	1,892,328

IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	10/02/2028		1,179	1,180,038

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	10.10%	02/16/2029		3,971	3,737,139

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.58%	04/29/2029		1,779	1,767,096

					17,949,748

Business Equipment & Services–18.89%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	9.10%	05/12/2028		2,751	2,738,431

Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan (g)	0.00%	05/14/2031		42	42,709

Term Loan B (h)	-	07/14/2031		575	577,496

Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	05/17/2028		312	313,451

Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.50%)	7.75%	01/31/2031		4,211	4,227,487

Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.83%	05/10/2027		217	212,251

Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.25%	05/17/2028		2,263	2,271,117

Cloud Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.83%	03/21/2031		1,768	1,778,678

Constant Contact, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.26%) (d)	9.57%	02/10/2028		1,106	1,065,475

Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	13.07%	02/12/2029		1,012	942,360

Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%) (d)	7.75%	11/02/2029		957	959,835

CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%) (d)(e)	1.00%	03/31/2026		11,375	11,375,009

First Lien Term Loan (3 mo. Term SOFR + 6.40%) (d)(e)	11.65%	03/31/2026		7,689	7,688,616

Revolver Loan (3 mo. Term SOFR + 6.25%) (d)(e)(g)	0.00%	03/31/2026		1,177	1,177,317

D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 6.15%) (d)	11.26%	09/15/2028		1,413	1,412,805

Incremental Term Loan (3 mo. Term SOFR + 6.15%) (d)(e)	11.23%	09/15/2028		3,117	3,116,829

Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	04/09/2027		1,242	1,234,594

Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	12.35%	04/07/2028		1,055	1,058,720

DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	10.00%	04/26/2029		727	730,422

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Business Equipment & Services–(continued)
Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 6.65%) (d)(e)	11.98%	12/30/2027		$6,073	$6,061,089

Revolver Loan (d)(e)(g)	0.00%	12/30/2027		1,279	1,276,585

Term Loan (3 mo. Term SOFR + 6.65%) (d)(e)	11.98%	12/30/2027		11,361	11,337,986

Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.48%)	8.83%	02/01/2029		4,231	4,242,491

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.36%	05/12/2028		1,020	1,021,118

I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 4.15%)	9.48%	02/16/2028		929	929,699

ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	7.97%	04/01/2028	EUR	504	534,937

Term Loan (3 mo. Term SOFR + 4.00%)	9.35%	04/01/2028		434	435,746

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	10/25/2029	EUR	1,608	1,263,960

Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%) (d)(e)	1.00%	10/14/2027		1,605	1,605,510

Revolver Loan (d)(e)(g)	0.00%	10/14/2027		1,087	1,086,640

Term Loan (3 mo. Term SOFR + 5.85%) (d)(e)	11.18%	10/14/2027		7,416	7,416,316

Term Loan (3 mo. Term SOFR + 6.60%) (d)(e)	11.93%	10/14/2027		2,419	2,443,137

Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	08/11/2028		608	611,546

Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $8,993,484) (f)	13.01%	06/30/2028		8,987	8,941,902

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan (3 mo. Term SOFR + 6.65%) (d)(e)	11.90%	06/01/2025		3,319	3,272,230

Neon Maple Purchaser, Inc., Term Loan B (h)	-	07/18/2031		3,847	3,839,797

OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%) (d)	9.23%	03/02/2028		905	904,695

Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-01/05/2022; Cost $2,722,453) (f)	10.10%	07/27/2027		2,827	1,724,458

Plano HoldCo, Inc. (aka Perficient), Term Loan B (d)(h)	-	08/15/2031		1,597	1,605,183

Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	10.11%	01/31/2028		964	969,893

Protect America, Revolver Loan (3 mo. USD LIBOR + 3.00%) (d)	0.00%	09/01/2024		123	111,624

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	11/14/2030		234	235,034

Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	08/28/2028		1,101	754,465

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	10.64%	07/14/2028		898	724,725

Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.60%	03/04/2028		9,775	8,359,775

Thermostat Purchaser III, Inc., Term Loan B (1 mo. Term SOFR + 4.35%) (d)	9.60%	08/31/2028		292	291,220

UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%) (d)	11.23%	03/20/2027		863	754,947

					115,680,310

Cable & Satellite Television–4.37%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	10.30%	10/31/2027		253	227,618

Term Loan B (3 mo. EURIBOR + 5.00%)	8.66%	10/31/2027	EUR	317	316,798

Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.50%	09/18/2030		1,402	1,356,543

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. Term SOFR + 6.08%) (d)(e)	11.24%	08/31/2028		17,301	17,300,530

Term Loan B-2 (6 mo. EURIBOR + 5.50%) (d)	9.17%	08/31/2028	EUR	1,775	1,962,629

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	9.38%	08/14/2026		1,803	1,446,737

Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	8.26%	07/31/2025		727	646,757

Term Loan B-12 (3 mo. Term SOFR + 3.69%)	9.25%	01/31/2026		1,314	1,075,916

Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	7.45%	04/30/2028		206	201,241

Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.35%)	8.66%	03/31/2031		2,327	2,236,695

					26,771,464

Chemicals & Plastics–14.27%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	10.58%	12/14/2029		2,398	2,318,008

AkzoNoble Chemicals
Term Loan B (3 mo. Term SOFR + 3.50%)	8.63%	04/03/2028		244	244,889

Term Loan B (3 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		974	980,992

Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	9.35%	11/24/2027		307	305,097

Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	13.10%	11/24/2028		1,024	984,345

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Chemicals & Plastics–(continued)
Arxada (Herens Holdco S.a r.l./ Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.65%	07/03/2028	EUR	350	$374,093

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	10.07%	08/27/2026		$4,152	4,046,492

Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (d)(h)	-	08/01/2031		1,070	1,075,024

Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	9.25%	02/26/2029		1,600	1,609,228

Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	12/01/2027		2,008	2,015,420

Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.75%	08/18/2028		3,147	3,147,377

Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	10/15/2028		1,858	1,858,654

Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.84%	11/01/2030		1,197	1,201,499

Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.69%	10/04/2029		3,107	3,110,291

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.32%	10/04/2030		967	945,694

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.85%	11/01/2028		3,018	2,414,509

Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 5.64% Cash Rate (i)	6.90%	12/31/2027		33	6,674

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	05/29/2029		576	579,534

Hasa Intermediate Holdings LLC
Delayed Draw Term Loan (d)(g)	0.00%	01/10/2029		1,505	1,505,193

Revolver Loan (d)(e)(g)	0.00%	01/10/2029		1,447	1,447,301

Term Loan (3 mo. Term SOFR + 5.15%) (d)(e)	11.23%	01/10/2029		13,463	13,463,159

ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.35%	12/29/2027		917	765,228

INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.91%	07/08/2030		1,995	2,002,652

Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.35%)	9.60%	04/02/2029		1,884	1,890,539

Term Loan B (1 mo. Term SOFR + 3.85%)	9.10%	03/14/2030		734	735,984

Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	02/18/2030		3,833	3,832,369

Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	02/07/2031		1,858	1,862,411

Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	12/31/2029		950	955,343

Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	13.31%	06/22/2025		1,000	1,036,441

Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	8.92%	10/14/2024		2,457	2,203,793

Potters Industries, Term Loan B (3 mo. Term SOFR + 3.75%)	9.08%	12/14/2027		1,106	1,114,860

PQ Performance Chemicals (Sparta Holdings L.P.), First Lien Term loan (1 mo. Term SOFR + 3.25%)	8.59%	08/02/2030		875	878,462

Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.30%	09/15/2028		3,446	3,461,551

Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.61%)	7.82%	05/03/2028		3,139	2,515,950

Term Loan A (3 mo. Term SOFR + 8.50%)	13.80%	05/03/2028		481	508,914

Term Loan B (3 mo. Term SOFR + 8.50%)	13.80%	05/03/2028		3,542	3,737,227

Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.31%	08/01/2030		1,807	1,819,567

V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.75%) (d)(e)	0.50%	12/22/2025		1,332	1,238,807

Revolver Loan (d)(g)	0.00%	12/22/2025		260	241,529

Term Loan (3 mo. Term SOFR + 5.90%) (d)(e)	10.96%	12/22/2027		12,791	11,895,982

W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.44%)	8.50%	09/22/2028		1,056	1,061,111

					87,392,193

Clothing & Textiles–1.59%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan (g)	0.00%	12/21/2028		1,018	1,023,816

Term Loan (1 mo. Term SOFR + 2.75%)	8.00%	12/21/2028		2,873	2,885,355

Varsity Brands Holding Co., Inc., Term Loan B	8.82%	07/25/2031		5,825	5,807,602

					9,716,773

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Containers & Glass Products–7.28%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	9.08%	06/07/2031		$3,229	$3,232,209

Duran Group (Blitz/DWK) (Germany), Term loan C-2 (3 mo. USD LIBOR + 5.65%) (d)	10.98%	05/31/2026		3,302	3,153,762

Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.91%) (d)(e)	11.74%	11/23/2027		1,663	1,556,256

Term Loan A (3 mo. Term SOFR + 6.15%) (d)(e)	11.47%	11/16/2027		25,465	23,835,213

Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 4.75%) (Acquired 04/29/2024; Cost $1,652,701) (f)	8.39%	12/28/2029	EUR	1,628	1,721,875

Term Loan (3 mo. EURIBOR + 0.00%) (Acquired 04/29/2024-07/29/2024; Cost $2,642,764) (f)	5.00%	12/31/2029	EUR	3,175	2,956,537

Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-06/11/2024; Cost $3,472,206) (f)	11.93%	11/22/2027		3,645	3,625,443

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (3 mo. Term SOFR + 4.46%)	9.51%	07/07/2028		721	699,394

Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2 (1 mo. Term SOFR + 1.74%)	7.08%	10/10/2028		1,863	1,598,803

Mold-Rite Plastics, LLC (Valcour Packaging LLC), Term Loan A-1 (1 mo. Term SOFR + 5.23%)	10.56%	10/10/2028		1,551	1,569,842

Refresco (Pegasus Bidco BV) (Netherlands), Term Loan (3 mo. Term SOFR + 3.75%)	8.87%	07/12/2029		610	612,579

					44,561,913

Cosmetics & Toiletries–1.17%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	09/14/2028		1,329	1,320,988

Term Loan (1 mo. Term SOFR + 3.35%)	8.66%	05/10/2027		4,438	4,384,879

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.64%	06/29/2028	EUR	1,360	1,448,390

					7,154,257

Drugs–0.38%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	7.40%	11/15/2027		2,381	2,346,001

Ecological Services & Equipment–1.43%
Anticimex Global AB (Sweden), Term Loan B-6 (3 mo. Term SOFR + 3.67%)	8.73%	11/16/2028		725	729,945

EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	09/20/2030		2,157	2,175,827

Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.84%	03/14/2031		46	45,757

Delayed Draw Term Loan (g)	0.00%	03/14/2031		240	240,222

Term Loan (1 mo. Term SOFR + 3.50%)	8.84%	03/14/2031		1,552	1,553,820

MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.00%)	8.35%	12/08/2028		298	298,349

OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	326	345,719

Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.85%)	9.10%	03/20/2025		3,125	3,067,972

TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.84%)	14.01%	11/02/2028		370	305,060

					8,762,671

Electronics & Electrical–7.50%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (1 yr. Term SOFR + 5.60%)	10.85%	02/01/2030		393	382,356

Applied Systems, Inc., Term Loan B-1 (3 mo. Term SOFR + 3.20%)	8.29%	02/24/2031		162	163,073

Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	9.01%	07/30/2031		2,333	2,330,140

E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.86%	02/04/2028		1,032	1,036,578

Epicor Software Corp.
Delayed Draw Term Loan B (g)	0.00%	05/30/2031		100	100,384

Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	05/30/2031		851	855,579

GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.14%	04/30/2028		6,107	5,209,752

Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.14%	04/30/2028		3,182	1,286,498

Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	9.58%	09/30/2028		1,214	1,219,533

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.71%	10/17/2028	EUR	706	782,102

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Electronics & Electrical–(continued)
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%) (d)	11.64%	03/02/2028		$444	$442,817

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.26%	03/02/2028		1,050	1,018,429

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.51%	03/02/2029		441	373,057

Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	10/27/2028		224	225,172

ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	07/18/2030		677	678,239

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%) (d)	12.07%	08/17/2028	GBP	719	912,434

Term Loan (3 mo. Term SOFR + 7.02%) (d)	12.34%	08/17/2028		956	913,506

Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 5.01%)	10.07%	08/18/2028		2,967	2,105,686

McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	11.37%	07/27/2028		1,540	1,555,219

McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.59%	03/01/2029		490	489,129

Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	11.61%	04/30/2026		4,109	3,600,282

Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%) (d)	9.75%	03/03/2028	EUR	1,551	1,517,121

Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)	9.25%	03/28/2031		1,967	1,976,588

Proofpoint, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	8.25%	08/31/2028		2,068	2,071,958

Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $4,659,544) (f)	9.65%	02/01/2029		4,692	3,472,906

Renaissance Holding Corp., Term Loan B (1 mo. Term SOFR + 4.25%)	9.50%	04/05/2030		675	675,586

Sandvine Corp., First Lien Term Loan (Acquired 06/28/2024; Cost $10,246) (f)	2.00%	06/28/2027		47	8,446

SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	05/18/2028		2,631	2,587,517

Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.98%	05/18/2026		353	329,197

Ultimate Software Group, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	8.55%	02/10/2031		2,200	2,207,805

Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%) (d)	10.00%	05/31/2029	EUR	3,539	3,579,651

Term Loan B-2 (3 mo. Term SOFR + 6.68%) (d)	11.99%	05/31/2029		1,986	1,833,384

					45,940,124

Financial Intermediaries–2.38%
AssuredPartners, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	02/14/2031		2,972	2,980,200

Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	06/13/2031		2,997	2,999,840

Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	10.50%	10/06/2028		205	205,071

Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	04/07/2028		433	433,556

Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	02/28/2031		2,073	2,082,116

Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	06/02/2031		913	917,261

LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.36%	09/15/2028		2,901	2,885,899

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.13%	02/18/2027		1,406	1,354,218

Tricor (Thevelia / Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	8.51%	06/18/2029		704	709,726

					14,567,887

Food Products–7.19%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	12/18/2026		1,527	1,536,670

Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/12/2027	EUR	4,486	4,671,907

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 7.15%) (d)(e)	12.48%	10/05/2026		3,898	3,828,069

Revolver Loan (3 mo. Term SOFR + 7.15%) (d)(e)	0.50%	10/05/2026		1,370	1,345,811

Term Loan (3 mo. Term SOFR + 6.40%) (d)(e)	11.73%	10/05/2026		3,831	3,762,519

Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.25%	10/18/2028		799	702,714

First Lien Term Loan (1 mo. Term SOFR + 5.11%)	10.36%	10/18/2028		5,579	4,947,274

Second Lien Term Loan (1 mo. Term SOFR + 8.11%) (d)	13.36%	10/18/2029		1,133	764,606

Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. Term SOFR + 5.19%)	10.25%	10/02/2030		1,287	1,211,759

Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		5,607	5,605,542

Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	900	995,432

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Food Products–(continued)
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	9.09%	03/07/2029		$770	$773,504

Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.43%) (d)(e)	11.65%	12/18/2025		14,842	13,906,660

					44,052,467

Food Service–0.77%
Areas (Pax Midco Spain)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	0.00%	12/31/2029	EUR	1,000	1,104,096

Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	3,023	3,337,711

Euro Garages (Netherlands), Term Loan (h)	-	03/31/2026		265	264,419

					4,706,226

Forest Products–0.22%
NewLife Forest Restoration LLC, Term Loan (Acquired 01/29/2024-07/31/2024; Cost $1,415,599) (d)(f)	10.00%	04/10/2029		1,329	1,328,805

Health Care–8.51%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%) (d)	10.18%	06/08/2028		1,161	1,108,495

Term Loan B (1 mo. SONIA + 5.00%) (d)	9.95%	06/08/2028	GBP	516	656,910

Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 5.75%) (d)	0.50%	08/04/2028		1,051	1,004,053

Revolver Loan (3 mo. Term SOFR + 5.75%) (d)(e)	10.81%	08/04/2028		811	774,285

Revolver Loan (d)(g)	0.00%	08/04/2028		811	774,284

Term Loan (3 mo. Term SOFR + 5.75%) (d)(e)	11.31%	08/04/2028		10,674	10,193,841

Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	10.43%	05/08/2028		1,152	1,158,313

Cerba (Chrome Bidco) (France), Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	7.29%	02/16/2029	EUR	472	478,890

Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%) (d)	8.25%	06/26/2031		151	150,784

Concentra Health Services, Term Loan B (1 mo. Term SOFR + 2.25%) (d)	7.50%	07/26/2031		546	548,944

Curium BidCo S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	07/31/2029		83	83,881

Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.70%	04/17/2028	GBP	649	790,288

Global Medical Response, Inc., Term Loan (3 mo. Term SOFR + 5.50%)	10.84%	10/31/2028		2,323	2,314,440

HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	10/25/2028		40	40,528

International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)	8.03%	09/07/2028		1,232	1,235,606

IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	10.08%	12/12/2028		190	190,046

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.11%) (Acquired 06/26/2024; Cost $1,768,348) (f)	9.36%	12/18/2028		2,145	1,489,287

Second Lien Term Loan (1 mo. Term SOFR + 6.75%) (Acquired 11/19/2021-12/16/2021; Cost $767,996) (f)	12.11%	12/17/2029		775	340,265

Mehilainen Yhtiot Oy (Finland)
Delayed Draw Term Loan B-6 (g)	0.00%	02/07/2031	EUR	152	168,223

Term Loan B-5-B	7.62%	02/07/2031	EUR	848	940,134

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.39%	12/15/2027	EUR	232	257,478

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.39%	12/15/2027	EUR	134	148,730

Prime Time Healthcare, Term Loan A (3 mo. Term SOFR + 6.31%) (d)(e)	11.43%	09/19/2028		4,399	4,386,280

SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (d)	1.25%	03/18/2027		1,632	1,749,716

Delayed Draw Term Loan (d)(g)	0.00%	03/18/2027		301	322,339

Term Loan A (1 mo. Term SOFR + 7.10%) (d)	5.00%	03/29/2027		16,453	16,453,365

Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%) (d)	9.31%	11/24/2028		346	335,656

TEAM Services Group, LLC, Term Loan B (1 mo. Term SOFR + 5.31%)	10.65%	12/20/2027		1,732	1,709,164

TTF Holdings, LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	07/18/2031		2,154	2,159,588

Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan B (3 mo. EURIBOR + 4.25%)	7.97%	03/14/2029	EUR	95	106,205

Waystar (fka Navicure, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	10/22/2029		68	68,213

					52,138,231

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Home Furnishings–3.37%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%) (d)(e)	11.35%	12/28/2028		$2,367	$2,379,221

Delayed Draw Term Loan (d)(g)	0.00%	12/22/2028		678	681,282

Revolver Loan (d)(e)(g)	0.00%	12/22/2028		1,118	1,118,450

Term Loan A (1 mo. Term SOFR + 6.10%) (d)(e)	11.35%	12/22/2028		6,775	6,809,171

Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $23,058) (d)(f)	13.83%	12/31/2026	EUR	22	24,569

Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $32,384) (d)(f)	13.84%	12/31/2026	EUR	31	33,856

Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.51%)	9.85%	09/25/2028		3,292	3,296,875

Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.66%) (d)	12.89%	06/29/2028		180	179,528

Term Loan (3 mo. Term SOFR + 7.61%)	12.95%	06/29/2028		2,537	2,077,234

SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.36%	10/06/2028		2,280	1,737,168

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	9.60%	10/30/2027		596	559,769

Term Loan B (1 mo. Term SOFR + 3.36%)	8.61%	10/30/2027		1,874	1,760,102

					20,657,225

Industrial Equipment–9.33%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.81%	08/09/2031		4,338	4,356,071

Alpha US Buyer LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 6.15%) (d)(e)	1.00%	04/04/2030		256	254,088

Revolver Loan (d)(e)(g)	0.00%	04/04/2030		1,209	1,198,528

Term Loan (3 mo. Term SOFR + 6.16%) (d)(e)	11.48%	04/04/2030		6,120	6,065,438

Alpha US Buyer, LLC, Delayed Draw Term Loan (d)(g)	0.00%	04/04/2030		3,225	3,196,074

Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	8.56%	08/18/2030		693	695,350

Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	7.82%	03/15/2030		1,636	1,642,297

Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	08/16/2029		995	1,001,103

Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.83%	06/01/2029		2,209	2,006,623

DXP Enterprises, Inc., Incremental Term Loan (6 mo. Term SOFR + 4.85%)	10.16%	10/11/2030		1,829	1,842,116

EIS Legacy LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.88%) (d)	1.00%	11/01/2027		1,396	1,391,915

Revolver Loan (d)(g)	0.00%	11/01/2027		784	781,614

Term Loan A (3 mo. Term SOFR + 6.10%) (d)	11.35%	11/01/2027		6,946	6,924,776

Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%) (d)	1.05%	06/04/2026		434	401,641

Revolver Loan (d)(g)	0.00%	06/04/2026		2,566	2,373,359

Term Loan B (3 mo. EURIBOR + 4.50%)	8.32%	01/31/2029	EUR	335	371,816

Term Loan B (3 mo. Term SOFR + 5.26%)	10.59%	02/05/2029		2,810	2,830,866

Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.75%)	7.89%	06/21/2028		28	28,151

Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.86%)	8.11%	07/31/2028		175	176,090

Robertshaw US Holding Corp.
First Lien Term Loan (Acquired 05/12/2023-10/17/2023; Cost $2,264,452) (d)(f)(j)(k)	13.31%	02/28/2027		2,294	2,177,164

Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $3,711,738) (d)(f)(j)(k)	0.00%	02/28/2027		6,151	3,899,544

Third Lien Term Loan (Acquired 05/09/2023; Cost $377,232) (d)(f)(j)(k)	0.00%	02/28/2027		1,379	703,493

STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.01%)	9.35%	03/25/2031		2,358	2,349,709

Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%) (d)	11.10%	03/31/2028		212	205,577

Revolver Loan (d)(g)	0.00%	03/31/2028		212	205,576

Term Loan (1 mo. Term SOFR + 5.85%)	11.10%	03/31/2028		5,001	4,943,713

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (6 mo. Term SOFR + 3.50%)	8.59%	04/30/2030		1,711	1,718,965

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Industrial Equipment–(continued)
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.14%	11/19/2028		$3,220	$3,104,413

Second Lien Term Loan (1 mo. Term SOFR + 7.11%) (d)	12.37%	11/19/2029		315	272,013

					57,118,083

Insurance–2.84%
Acrisure LLC, Term Loan B-6 (3 mo. Term SOFR + 3.25%)	8.59%	11/06/2030		5,459	5,433,785

Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.81%	11/06/2030		2,668	2,679,106

Hub International Ltd., Term Loan (3 mo. Term SOFR + 3.00%)	8.23%	06/20/2030		1,255	1,257,211

Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	8.25%	07/31/2031		3,723	3,731,934

Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	8.58%	05/06/2031		1,192	1,195,205

USI, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/27/2030		1,446	1,447,907

Term Loan B (3 mo. Term SOFR + 2.75%)	8.08%	11/22/2029		1,634	1,636,591

					17,381,739

Leisure Goods, Activities & Movies–4.73%
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 1.61%)	6.86%	07/31/2028		3,984	4,055,981

Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.16%) (d)	10.53%	02/05/2029		2,188	2,185,011

GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	8.28%	07/25/2031		1,652	1,655,507

LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	05/01/2031		814	817,795

Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	9.06%	01/31/2028		1,455	1,467,358

Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.81%	02/26/2031		827	834,860

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.47%	03/05/2027	EUR	3,886	4,080,805

USF S&H Holdco LLC
Term Loan A (d)(h)	-	06/30/2025		741	740,626

Term Loan A (d)(g)	0.00%	06/30/2025		886	885,934

Term Loan B (d)(h)	-	06/30/2025		9,221	9,220,535

Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (Acquired 02/20/2024-08/13/2024; Cost $412,457) (f)	3.59%	12/31/2027	EUR	637	383,493

Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-04/08/2024; Cost $344,454) (f)	11.84%	06/30/2027	EUR	344	377,656

Term Loan (1 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2024; Cost $192,001) (f)	11.84%	06/30/2027	EUR	185	213,931

Term Loan (1 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-08/13/2024; Cost $410,225) (f)	3.59%	12/31/2027	EUR	390	408,782

World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2024; Cost $1,638,738) (f)	9.87%	08/13/2031		1,664	1,660,510

					28,988,784

Lodging & Casinos–1.60%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	02/02/2026		2,213	2,165,624

First Lien Term Loan (1 mo. Term SOFR + 4.86%)	10.11%	02/02/2026		1,929	1,896,745

Fertitta Entertainment LLC (Golden Nugget), Term Loan B (1 mo. Term SOFR + 3.75%)	9.09%	01/27/2029		1,187	1,186,990

HBX Group (United Kingdom), Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	2,860	3,182,990

Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	8.66%	12/14/2029		1,375	1,379,233

					9,811,582

Nonferrous Metals & Minerals–1.28%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	05/14/2029		1,887	1,903,136

Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	9.58%	07/31/2026		5,113	5,090,022

Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.41%	10/22/2025		1,048	838,412

					7,831,570

Oil & Gas–1.68%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	8.25%	02/11/2030		687	692,582

ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	10/11/2030		1,236	1,240,204

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Oil & Gas–(continued)
McDermott International Ltd.
LOC (d)(g)	0.00%	12/31/2026		$2,177	$1,991,890

LOC (3 mo. Term SOFR + 5.01%) (d)	0.50%	12/31/2026		294	269,168

LOC (d)(g)	0.00%	06/30/2027		2,321	1,566,891

LOC (3 mo. Term SOFR + 4.29%) (d)	4.15%	06/30/2027		1,275	694,853

PIK Term Loan B, 3.00% PIK Rate, 6.36% Cash Rate 3.00% PIK Rate, 6.36% Cash Rate(1 mo. Term SOFR + 1.11%) (i)	6.46%	12/31/2027		1,049	405,362

Term Loan (3 mo. Term SOFR + 7.76%) (d)	13.10%	12/31/2026		975	994,603

Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	06/30/2027		248	133,245

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	9.06%	02/28/2030		1,842	1,855,716

Rockwood Service Corp., Term loan B (3 mo. Term SOFR + 3.69%)	8.75%	07/23/2031		429	431,511

					10,276,025

Publishing–3.03%
Cengage Learning, Inc., Term Loan B (6 mo. Term SOFR + 4.25%)	9.54%	03/22/2031		4,662	4,683,013

Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 4.01%)	9.26%	10/30/2030		1,124	1,129,084

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.10%)	9.44%	12/01/2028		4,330	4,337,913

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	10.60%	04/09/2029		3,179	3,021,500

Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.75%	04/08/2030		2,056	1,944,875

McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.23%	08/01/2031		2,680	2,693,083

Micro Holding L.P., Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	05/03/2028		778	777,318

					18,586,786

Radio & Television–0.52%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	8.61%	05/01/2026		131	109,671

Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	05/01/2026		1,764	1,476,482

Sinclair Television Group, Inc., Term Loan B-3 (3 mo. Term SOFR + 3.26%)	8.51%	04/01/2028		105	75,636

Univision Communications, Inc., Incremental Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	01/23/2029		1,580	1,536,934

					3,198,723

Retailers (except Food & Drug)–1.68%
Action Holding B.V. (Netherlands), Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.58%	10/28/2030		2,382	2,394,129

Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B-5 (3 mo. Term SOFR + 3.00%)	8.33%	06/20/2031		1,712	1,720,131

Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	9.11%	03/06/2028		4,637	4,645,774

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.75%	11/08/2027		169	169,323

Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	04/26/2028		1,359	1,362,597

					10,291,954

Surface Transport–1.24%
First Student Bidco, Inc., Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	8.43%	11/01/2030		1,392	1,397,804

Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 8.50%) (Acquired 02/23/2024-08/23/2024; Cost $2,341,586) (f)	0.02%	02/22/2029	EUR	4,864	552,831

Term Loan B-2 (3 mo. EURIBOR + 7.00%) (Acquired 02/23/2024-08/23/2024; Cost $1,272,565) (f)	9.91%	09/30/2027	EUR	1,258	1,035,813

PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)	9.51%	03/31/2028		3,639	3,443,796

Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%) (Acquired 04/28/2022-08/06/2024; Cost $2,170,087) (f)	11.48%	03/24/2028		2,409	1,172,415

Reception Purchaser, LLC (STG - XPOI Opportunity), Incremental Term Loan (3 mo. Term SOFR + 6.15%) (Acquired 08/06/2024; Cost $17,574) (f)	13.50%	03/24/2028		24	11,416

					7,614,075

Telecommunications–3.99%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.75%	08/01/2028		726	648,071

Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	8.70%	11/30/2027		1,198	1,193,955

CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	12/17/2027		640	642,332

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Telecommunications–(continued)
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.35%)	8.60%	11/22/2028	$34	$34,292

Crown Subsea Communications Holding, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.25%	01/30/2031	4,000	4,033,289

Genesys Cloud Services Holdings I LLC
Incremental Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	12/01/2027	596	600,232

Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	12/01/2027	78	78,496

Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.75%	09/27/2029	1,486	1,448,819

Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	09/20/2030	521	520,028

Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	7.74%	04/15/2030	229	185,783

Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.74%	04/15/2029	452	357,584

Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%) (d)	7.84%	08/13/2031	1,630	1,631,833

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (h)	-	11/30/2025	102	6,371

Second Lien Term Loan B (h)	-	11/30/2026	73	5,461

Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.08%	10/18/2027	6,800	747,996

Term Loan (3 mo. Term SOFR + 6.54%)	11.82%	10/18/2027	2,970	1,785,608

Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.63%	10/18/2027	2,583	171,935

Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	8.07%	12/07/2026	3,460	1,667,123

U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.50%	05/02/2026	1,797	721,151

Third Lien Term Loan (d)	5.40%	05/02/2027	167	0

ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.75%	03/02/2029	1,830	1,715,547

Term Loan B (1 mo. Term SOFR + 4.61%)	9.94%	05/30/2030	2,185	2,039,788

Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%) (d)	8.35%	05/11/2029	1,227	1,231,545

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.35%)	11.60%	09/21/2027	2,970	2,997,993

				24,465,232

Utilities–3.14%
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	10.50%	04/03/2028	1,544	1,547,912

Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	08/01/2030	1,724	1,741,685

Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	08/22/2029	1,395	1,408,570

Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	05/22/2031	745	752,364

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-04/03/2024; Cost $1,659,759) (f)	9.32%	08/14/2026	1,828	1,815,892

Lightning Power, LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.35%	08/07/2031	3,504	3,520,224

Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	11.00%	01/29/2027	4,909	4,926,355

Term Loan C (3 mo. Term SOFR + 5.75%)	11.00%	01/29/2027	278	278,643

Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.60%	05/17/2030	2,047	2,061,461

Term Loan C (3 mo. Term SOFR + 3.50%)	8.60%	05/17/2030	1,172	1,180,845

				19,233,951

Total Variable Rate Senior Loan Interests (Cost $864,342,381)				825,169,996

			Shares
Common Stocks & Other Equity Interests–7.72% (l)
Aerospace & Defense–0.18%
IAP Worldwide Services (d)(e)			1,547,063	835,414

IAP Worldwide Services (d)(e)			247,725	247,725

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748) (d)(f)			320	0

NAC Aviation 8 Ltd. (Acquired 06/01/2022; Cost $0) (Ireland) (d)(f)			57,568	0

				1,083,139

Automotive–0.02%
Cabonline (Acquired 10/30/2023; Cost $3) (Sweden) (d)(f)			2,795,619	274

Cabonline (Acquired 10/31/2023; Cost $2) (Sweden) (d)(f)			2,385,952	118

Cabonline (Acquired 10/30/2023; Cost $71,316) (Sweden) (d)(f)			79,434,288	104,435

Muth Mirror Systems LLC (d)(e)			26,463	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Income Trust

	Shares	Value

Automotive–(continued)
Muth Mirror Systems LLC, Wts. (Acquired 12/15/2023; Cost $0) (d)(f)	177,476	$0

		104,827

Building & Development–0.00%
Fagus Holdco PLC (Acquired 06/14/2022; Cost $0) (Spain) (d)(f)	551	0

Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680) (d)(f)	780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970) (d)(f)	9	0

		0

Business Equipment & Services–2.24%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $3,093,156) (f)	153,659	3,265,254

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578) (d)(f)	44,397	10,474,245

		13,739,499

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Acquired 09/19/2023; Cost $0) (Germany) (d)(f)	26,510	0

Containers & Glass Products–0.03%
Keter Group B.V. (Acquired 04/29/2024; Cost $0) (Netherlands) (d)(f)	173,496,734	192

Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821) (d)(f)	12,972	195,747

		195,939

Electronics & Electrical–0.00%
Sandvine Corp. (Acquired 06/28/2024; Cost $0) (d)(f)	5,262	0

Financial Intermediaries–0.02%
RJO Holdings Corp. (d)	1,481	74,077

RJO Holdings Corp., Class A (d)	1,142	57,114

RJO Holdings Corp., Class B (d)	1,667	17

		131,208

Forest Products–0.94%
Restoration Forest Products Group, LLC (Acquired 02/22/2022-08/27/2024; Cost $7,582,720) (d)(f)	41,161	5,741,994

Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands) (d)	15,962,622	16

Home Furnishings–0.11%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067) (f)	90,756	676,132

Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	44,777	72,763

Leisure Goods, Activities & Movies–2.59%
Crown Finance US, Inc.	219,409	4,559,649

Crown Finance US, Inc.	1,140	23,691

USF S&H Holdco LLC (Acquired 12/02/2019; Cost $7,100,293) (d)(e)(f)	9,844	11,292,798

Vue International Bidco PLC (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(f)	1,751	0

Vue International Bidco PLC (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(f)	862,319	1

Vue International Bidco PLC (United Kingdom) (d)	536,769	1

Vue International Bidco PLC, Class A4 (United Kingdom) (d)	374,204	0

		15,876,140

Lodging & Casinos–0.04%
Caesars Entertainment, Inc. (m)	7,110	267,620

Oil & Gas–1.19%
HGIM Corp. (d)	17,672	706,880

McDermott International Ltd. (m)	352,986	88,247

McDermott International Ltd. (d)	1,297,185	308,082

Patterson-UTI Energy, Inc.	31,592	290,962

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Income Trust

			Shares	Value

Oil & Gas–(continued)
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069) (d)(f)			132,022	$14,522

Seadrill Ltd. (Norway) (m)			91,553	3,947,765

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435) (d)(f)			64,960	0

Talos Energy, Inc. (m)			126,321	1,448,902

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591) (f)			337,847	458,796

				7,264,156

Radio & Television–0.04%
iHeartMedia, Inc., Class A (m)			166,688	260,034

iHeartMedia, Inc., Class B (d)(m)			42	67

				260,101

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $626,636) (d)(f)			390	5,850

Toys ’R’ Us-Delaware, Inc. (d)			15	0

Vivarte S.A.S.U. (France) (d)			241,195	47,991

				53,841

Surface Transport–0.26%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459) (d)(f)			8,057	760,903

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/29/2024; Cost $43,408) (d)(f)			83,127	51,955

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842) (d)(f)			8,470	799,907

Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024; Cost $0) (Norway) (d)(f)			309,767	0

				1,612,765

Telecommunications–0.04%
Avaya Holdings Corp.			24,154	183,172

Avaya, Inc. (Acquired 05/01/2023; Cost $65,715) (f)			4,381	33,223

				216,395

Total Common Stocks & Other Equity Interests (Cost $65,804,077)				47,296,535

	Interest Rate	Maturity Date	Principal Amount (000) (a)
U.S. Dollar Denominated Bonds & Notes–4.63%
Aerospace & Defense–0.37%
Rand Parent LLC (n)	8.50%	02/15/2030	$2,284	2,286,138

Air Transport–0.11%
American Airlines, Inc. (n)	8.50%	05/15/2029	641	666,823

Automotive–0.13%
Panther Escrow Issuer LLC (n)	7.13%	06/01/2031	751	782,844

Building & Development–0.44%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,671	1,612,593

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (n)	6.75%	04/01/2032	273	280,719

Signal Parent, Inc. (n)	6.13%	04/01/2029	1,166	800,038

				2,693,350

Business Equipment & Services–0.87%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (n)	9.00%	08/01/2029	3,213	3,225,049

Allied Universal Holdco LLC (n)	7.88%	02/15/2031	2,012	2,044,471

Cloud Software Group, Inc. (n)	8.25%	06/30/2032	41	42,954

				5,312,474

Cable & Satellite Television–0.54%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	29	22,372

Altice Financing S.A. (Luxembourg) (n)	5.00%	01/15/2028	1,876	1,509,111

Altice France S.A. (France) (n)	5.50%	01/15/2028	594	423,441

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Cable & Satellite Television–(continued)
Altice France S.A. (France) (n)	5.50%	10/15/2029		$679	$471,916

Virgin Media Secured Finance PLC (United Kingdom) (n)	4.50%	08/15/2030		1,020	901,651

					3,328,491

Chemicals & Plastics–0.86%
INEOS Finance PLC (Luxembourg) (n)	7.50%	04/15/2029		1,072	1,110,839

INEOS Quattro Finance 2 PLC (United Kingdom) (n)	9.63%	03/15/2029		555	599,318

SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029		3,738	3,530,709

					5,240,866

Cosmetics & Toiletries–0.15%
Bausch & Lomb Corp. (n)	8.38%	10/01/2028		857	901,106

Food Products–0.18%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026		72	71,102

Teasdale Foods, Inc. (Acquired 12/18/2020-06/28/2024; Cost $2,545,439) (d)(e)(f)(o)	16.25%	06/18/2026		2,592	1,060,029

					1,131,131

Health Care–0.13%
Global Medical Response, Inc. (n)	10.00%	10/31/2028		500	499,596

Organon & Co./Organon Foreign Debt Co-Issuer B.V. (n)	6.75%	05/15/2034		304	315,426

					815,022

Industrial Equipment–0.03%
Chart Industries, Inc. (n)	7.50%	01/01/2030		182	191,462

Insurance–0.09%
HUB International Ltd. (n)	7.25%	06/15/2030		538	562,297

Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		196	202,567

Radio & Television–0.04%
Univision Communications, Inc. (n)	7.38%	06/30/2030		257	246,856

Retailers (except Food & Drug)–0.26%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,481	1,563,668

Telecommunications–0.40%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (n)	7.75%	08/15/2028		2,490	2,433,181

Total U.S. Dollar Denominated Bonds & Notes (Cost $29,769,881)					28,358,276

Non-U.S. Dollar Denominated Bonds & Notes–3.18% (p)
Automotive–0.31%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $207,696) (f)(n)	14.00%	03/19/2026	SEK	2,386	237,591

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $980,148) (f)(k)(n)(q)	13.16%	04/19/2026	SEK	9,225	828,827

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886) (f)(n)	14.00%	03/19/2026	SEK	4,772	470,536

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%) (n)(q)	8.20%	09/30/2028	EUR	362	375,409

					1,912,363

Building & Development–0.08%
APCOA Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%) (n)(q)	8.69%	01/15/2027	EUR	450	502,279

Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0) (d)(f)(o)	0.00%	09/05/2029	EUR	9	10,045

					512,324

Business Equipment & Services–0.06%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%) (n)(q)	8.07%	05/17/2031	EUR	341	379,782

Cable & Satellite Television–0.22%
Altice Financing S.A. (Luxembourg) (n)	3.00%	01/15/2028	EUR	423	371,005

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Cable & Satellite Television–(continued)
Altice Finco S.A. (Luxembourg) (n)	4.75%	01/15/2028	EUR	1,292	$971,571

					1,342,576

Electronics & Electrical–0.23%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%) (n)(q)	8.97%	02/15/2029	EUR	1,258	1,371,733

Financial Intermediaries–1.93%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (n)(q)	11.13%	07/15/2030	EUR	2,617	1,542,747

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $1,379,167) (f)(n)(q)	9.88%	05/01/2026	EUR	1,168	898,350

Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,806,735) (f)(n)	6.75%	11/01/2025	EUR	1,523	1,171,101

Sherwood Financing PLC (United Kingdom) (n)	4.50%	11/15/2026	EUR	371	382,734

Sherwood Financing PLC (United Kingdom) (n)	6.00%	11/15/2026	GBP	375	448,491

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%) (n)(q)	8.17%	11/15/2027	EUR	1,652	1,706,528

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%) (n)(q)	8.17%	11/15/2027	EUR	1,725	1,781,938

Very Group Funding PLC (The) (United Kingdom) (n)	6.50%	08/01/2026	GBP	1,844	2,123,549

Very Group Funding PLC (The) (United Kingdom) (n)	6.50%	08/01/2026	GBP	1,541	1,774,615

					11,830,053

Industrial Equipment–0.08%
Summer (BC) Holdco A S.a.r.l. (Luxembourg) (n)	9.25%	10/31/2027	EUR	451	490,230

Leisure Goods, Activities & Movies–0.08%
Deuce Finco PLC (United Kingdom) (n)	5.50%	06/15/2027	GBP	372	474,505

Surface Transport–0.19%
Zenith Finco PLC (United Kingdom) (n)	6.50%	06/30/2027	GBP	1,203	1,151,352

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $20,021,787)					19,464,918

			Shares
Preferred Stocks–1.51% (l)
Financial Intermediaries–0.02%
RJO Holdings Corp., Series A-2, Pfd. (d)				324	118,424

Health Care–0.38%
Specialty Dental Brands, Pfd. (d)				7,745,021	2,324,281

Oil & Gas–0.04%
McDermott International Ltd., Pfd. (d)				1,002	250,464

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485) (d)(f)				258,709	1,527

					251,991

Surface Transport–1.07%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945) (d)(f)				39,456	3,841,831

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351) (d)(f)				27,709	2,698,025

					6,539,856

Total Preferred Stocks (Cost $4,219,865)					9,234,552

TOTAL INVESTMENTS IN SECURITIES (r) –151.75% (Cost $984,157,991)					929,524,277

BORROWINGS–(31.35)%					(192,000,000)

VARIABLE RATE DEMAND PREFERRED SHARES–(16.27)%					(99,674,105)

OTHER ASSETS LESS LIABILITIES–(4.13)%					(25,312,691)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$612,537,481

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Income Trust

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants
Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Restricted security. The aggregate value of these securities at August 31, 2024 was $102,589,255, which represented 16.75% of the Trust’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(h)	This variable rate interest will settle after August 31, 2024, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)
The borrower has filed for protection in federal bankruptcy court. Subsequent to period-end,
a valuation adjustment was made to the Trust’s term loan positions in Robertshaw to reflect the consummation of the borrower’s Chapter 11 plan.

(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $7,609,028, which represented 1.24% of the Trust’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $46,753,120, which represented 7.63% of the Trust’s Net Assets.

(o)	Zero coupon bond issued at a discount.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$11,318,419	$(11,318,419)	$-	$-	$-	$4,200

Invesco Liquid Assets Portfolio, Institutional Class	-	6,565,192	(6,565,222)	-	30	-	3,706

Invesco Treasury Portfolio, Institutional Class	-	14,807,112	(14,807,112)	-	-	-	5,060
Total	$-	$32,690,723	$(32,690,753)	$-	$30	$-	$12,966
The aggregate value of securities considered illiquid at August 31, 2024 was $365,794,929, which represented 59.72% of the Trust’s Net Assets.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

09/27/2024	Barclays Bank PLC	USD	52,573	SEK	563,854	$2,407

10/31/2024	Barclays Bank PLC	EUR	15,592,457	USD	17,395,742	113,849

09/27/2024	BNP Paribas S.A.	USD	4,361,789	EUR	4,000,000	64,471

09/27/2024	BNP Paribas S.A.	USD	3,593,345	GBP	2,756,743	27,889

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

10/31/2024	BNP Paribas S.A.	EUR	15,485,635	USD	17,277,995	$114,498

10/31/2024	BNP Paribas S.A.	SEK	16,756,314	USD	1,646,351	9,320

09/27/2024	Canadian Imperial Bank of Commerce	USD	3,592,624	GBP	2,756,743	28,610

09/27/2024	State Street Bank & Trust Co.	USD	3,544,169	GBP	2,718,704	27,098

10/31/2024	State Street Bank & Trust Co.	SEK	157,690	USD	15,484	78

10/31/2024	Toronto-Dominion Bank (The)	EUR	15,552,277	USD	17,355,576	118,216

Subtotal-Appreciation						506,436

Currency Risk

09/27/2024	Bank of New York Mellon (The)	EUR	16,956,186	USD	18,452,231	(310,891)

09/27/2024	Barclays Bank PLC	GBP	84,258	USD	108,330	(2,351)

09/27/2024	Barclays Bank PLC	USD	17,283,383	EUR	15,516,236	(113,660)

10/31/2024	Barclays Bank PLC	GBP	38,328	USD	49,939	(418)

09/27/2024	BNP Paribas S.A.	GBP	2,666,712	USD	3,448,146	(54,825)

09/27/2024	BNP Paribas S.A.	SEK	17,298,800	USD	1,616,556	(70,194)

09/27/2024	BNP Paribas S.A.	USD	17,284,750	EUR	15,516,236	(115,027)

09/27/2024	BNP Paribas S.A.	USD	1,641,222	SEK	16,734,946	(9,452)

10/31/2024	BNP Paribas S.A.	GBP	2,743,182	USD	3,576,345	(27,790)

09/27/2024	Canadian Imperial Bank of Commerce	GBP	2,707,117	USD	3,497,497	(58,549)

10/31/2024	Canadian Imperial Bank of Commerce	GBP	2,743,182	USD	3,575,657	(28,478)

10/31/2024	Canadian Imperial Bank of Commerce	USD	1,683,713	EUR	1,500,000	(21,189)

09/27/2024	Goldman Sachs International	GBP	66,985	USD	86,542	(1,450)

09/27/2024	Morgan Stanley and Co. International PLC	EUR	16,703,109	USD	18,198,530	(284,545)

09/27/2024	State Street Bank & Trust Co.	EUR	16,956,186	USD	18,435,359	(327,763)

09/27/2024	State Street Bank & Trust Co.	GBP	2,707,117	USD	3,499,592	(56,454)

10/31/2024	State Street Bank & Trust Co.	GBP	2,705,331	USD	3,527,428	(26,975)

09/27/2024	Toronto-Dominion Bank (The)	USD	17,362,535	EUR	15,583,010	(118,922)

10/31/2024	UBS AG	USD	396,489	GBP	300,000	(2,334)

Subtotal-Depreciation						(1,631,267)

Total Forward Foreign Currency Contracts						$(1,124,831)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
SEK	- Swedish Krona
USD	- U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Income Trust

Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2024

BBB-	0.07%

BB+	0.51

BB	4.25

BB-	3.25

B+	7.02

B	17.20

B-	14.34

CCC+	4.12

CCC	3.18

CCC-	0.17

CC	0.19

D	0.95

Non-Rated	38.72

Equity	6.03

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $984,157,991)	$929,524,277

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	506,436

Cash	3,221,438

Restricted cash	3,157,762

Foreign currencies, at value (Cost $752,016)	756,312

Due from broker	5,070

Receivable for:
Investments sold	10,009,754

Dividends	3,762

Interest	11,050,591

Investments matured, at value (Cost $11,597,398)	10,705,592

Investment for trustee deferred compensation and retirement plans	31,007

Other assets	160,137

Total assets	969,132,138

Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,674,105

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,631,267

Payable for:
Borrowings	192,000,000

Investments purchased	30,556,801

Dividends	176,291

Proceeds received in connection with pending litigation	3,157,762

Accrued fees to affiliates	222,612

Accrued interest expense	1,976,628

Accrued trustees’ and officers’ fees and benefits	660

Accrued other operating expenses	432,505

Trustee deferred compensation and retirement plans	31,007

Unfunded loan commitments	26,735,019

Total liabilities	356,594,657

Net assets applicable to common shares	$612,537,481

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$875,874,268

Distributable earnings (loss)	(263,336,787)

$612,537,481

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	153,334,625

Net asset value per common share	$3.99

Market value per common share	$4.30

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Income Trust

Consolidated Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$49,949,244

Dividends	321,033

Dividends from affiliates	12,966

Total investment income	50,283,243

Expenses:
Advisory fees	3,945,378

Administrative services fees	921,877

Custodian fees	58,453

Interest, facilities and maintenance fees	11,053,792

Transfer agent fees	11,592

Trustees’ and officers’ fees and benefits	12,949

Registration and filing fees	74,566

Reports to shareholders	391,465

Professional services fees	367,334

Other	28,231

Total expenses	16,865,637

Less: Fees waived	(286)

Net expenses	16,865,351

Net investment income	33,417,892

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	8,837,400

Affiliated investment securities	30

Foreign currencies	125,223

Forward foreign currency contracts	586,679

9,549,332

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(16,371,335)

Foreign currencies	(46,657)

Forward foreign currency contracts	(1,747,002)

(18,164,994)

Net realized and unrealized gain (loss)	(8,615,662)

Net increase in net assets resulting from operations applicable to common shares	$24,802,230

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31,	February 29,
	2024	2024

Operations:
Net investment income	$33,417,892	$69,690,876

Net realized gain (loss)	9,549,332	(42,147,690)

Change in net unrealized appreciation (depreciation)	(18,164,994)	42,842,426

Net increase in net assets resulting from operations applicable to common shares	24,802,230	70,385,612

Distributions to common shareholders from distributable earnings	(39,534,560)	(70,237,892)

Return of capital applicable to common shares	–	(4,445,569)

Total distributions	(39,534,560)	(74,683,461)

Net increase in common shares of beneficial interest	955,082	285,696

Net increase (decrease) in net assets applicable to common shares	(13,777,248)	(4,012,153)

Net assets applicable to common shares:
Beginning of period	626,314,729	630,326,882

End of period	$612,537,481	$626,314,729

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Income Trust

Consolidated Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations applicable to common shares	$24,802,230

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(208,094,890)

Proceeds from sales of investments	205,675,565

Proceeds from sales of short-term investments, net	13,546,388

Amortization (accretion) of premiums and discounts, net	(2,461,796)

Net realized gain from investment securities	(8,837,400)

Net change in unrealized depreciation on investment securities	16,371,335

Net change in unrealized depreciation on forward foreign currency contracts	1,747,002

Change in operating assets and liabilities:

Increase in receivables and other assets	(341,846)

Increase (decrease) in accrued expenses and other payables	(433,057)

Net cash provided by operating activities	41,973,531

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(38,552,630)

Proceeds from borrowings	15,000,000

Repayment from borrowings	(30,000,000)

Net cash provided by (used in) financing activities	(53,552,630)

Net decrease in cash and cash equivalents	(11,579,099)

Cash and cash equivalents at beginning of period	18,714,611

Cash and cash equivalents at end of period	$7,135,512

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$955,082

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$35,995

Cash paid during the period for interest, facilities and maintenance fees	$11,133,042

Reconciliation of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	$3,977,750

Restricted cash	3,157,762

Total cash, cash equivalents, and restricted cash:	$7,135,512

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Income Trust

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Years Ended			Year Ended
	August 31,		February 29,	February 28,			February 29,
	2024		2024	2023	2022	2021	2020
Net asset value per common share, beginning of period	$4.09		$4.12	$4.58	$4.57	$4.61	$4.79
Net investment income (a)	0.22		0.46	0.39	0.26	0.21	0.26
Net gains (losses) on securities (both realized and unrealized)	(0.06)		0.00	(0.38)	0.06	0.01	(0.17)
Total from investment operations	0.16		0.46	0.01	0.32	0.22	0.09
Less:
Dividends paid to common shareholders from net investment income	(0.26)		(0.46)	(0.45)	(0.31)	(0.22)	(0.27)
Return of capital	–		(0.03)	(0.02)	–	(0.04)	–
Total distributions	(0.26)		(0.49)	(0.47)	(0.31)	(0.26)	(0.27)
Net asset value per common share, end of period	$3.99		$4.09	$4.12	$4.58	$4.57	$4.61
Market value per common share, end of period	$4.30		$4.15	$3.95	$4.36	$4.17	$4.03
Total return at net asset value (b)	3.89%		12.37%	1.44%	7.62%	6.49%	2.65%
Total return at market value (c)	10.34%		18.93%	2.20%	12.30%	11.16%	1.38%
Net assets applicable to common shares, end of period (000’s omitted)	$612,537		$626,315	$630,327	$701,274	$699,797	$706,131
Portfolio turnover rate (d)	22%		36%	38%	86%	71%	63%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	5.39	% (e)	5.20%	3.57%	2.13%	2.39%	3.17%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.86	% (e)	1.75%	1.67%	1.53%	1.65%	1.66%
Without fee waivers and/or expense reimbursements	5.39	% (e)	5.20%	3.57%	2.13%	2.39%	3.17%
Ratio of net investment income to average net assets	10.68%		11.15%	9.05%	5.55%	5.07%	5.54%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$125,000
Asset coverage per $1,000 unit of senior indebtedness (f)	$4,711		$4,509	$4,633	$4,890	$5,506	$4,323
Total borrowings (000’s omitted)	$192,000		$207,000	$201,000	$206,000	$177,500	$250,000
Asset coverage per preferred share (g)	$712,537		$726,315	$730,327	$801,274	$799,797	$664,905
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Senior Income Trust

Notes to Consolidated Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 60% of its total net assets in originated loans.
The Trust may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Income TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed two separate series (together, the “Series”). The Trust owns all beneficial and economic interests in the Subsidiary and each of the Subsidiary’s two series. The accompanying consolidated financial statements reflect the financial position of the Trust, its Loan Origination Trust, the Subsidiary and each of the Subsidiary’s two series and the results of operations on a consolidated basis.
The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.
A.
Security Valuations
– Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share, whereas securities of investment companies that are exchange-traded will be valued at the last trade price or official closing price on the exchange where they primarily trade.
Fixed income securities (including convertible debt securities) normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions, and cash equivalents are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable in the Adviser’s judgment, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the agreed upon degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events,

28	Invesco Senior Income Trust

market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidatedfinancial statements may materially differ from the value received upon actual sale of those investments
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Trust is plaintiff to legal proceedings in connection with certain of its portfolio investments. The outcome and financial effect, if any, of these legal proceedings cannot be determined at this time because the proceedings are ongoing and have not been fully adjudicated. The Trust received a cash payment of $3,155,377 from the issuer of one of its portfolio investments (Robertshaw US Holding Corp.), the status of which is subject to such ongoing litigation. Consequently, the Trust continues to recognize its investments in the various Robertshaw Term Loans in the Consolidated Schedule of Investments and has recorded the cash received as restricted cash and an offsetting liability proceeds received in connection with pending litigation for such cash proceeds received in the Consolidated Statement of Assets and Liabilities.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– On September 19, 2023, the Board of Trustees of the Trust (“Board”) approved an increase to the monthly dividend paid under the Trust’s Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.043 per share, effective October 1, 2023. Prior to October 1, 2023, under the Plan, the Trust paid a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.039 per share. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

29	Invesco Senior Income Trust

results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.
H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust and/or LLC. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Securities Purchased on a When-Issued and Delayed Delivery Basis
– The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.
The performance of the Trust may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Trust to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Trust’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Trust’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts
– The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.
Industry Focus
– To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.
LIBOR Transition Risk
-The Trust may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative
of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism

30	Invesco Senior Income Trust

to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Trust invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Trust. The Trust may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Trust’s performance or NAV.
P.
Leverage Risk
– The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.
Other Risks
- The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
In making a loan directly to the borrower (“direct loan”), the Trust is exposed to the credit risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $286.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. The Trust has also entered into an administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust’s portfolio and providing certain services to the holders of the Trust’s securities. For the six months ended August 31, 2024, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

31	Invesco Senior Income Trust

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$488,165,598	$337,004,398	$825,169,996

Common Stocks & Other Equity Interests	6,303,530	9,272,680	31,720,325	47,296,535

U.S. Dollar Denominated Bonds & Notes	–	27,298,247	1,060,029	28,358,276

Non-U.S. Dollar Denominated Bonds & Notes	–	19,454,873	10,045	19,464,918

Preferred Stocks	–	–	9,234,552	9,234,552

Total Investments in Securities	6,303,530	544,191,398	379,029,349	929,524,277

Other Investments - Assets*

Investments Matured	–	–	10,705,592	10,705,592

Forward Foreign Currency Contracts	–	506,436	–	506,436

	–	506,436	10,705,592	11,212,028

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,631,267)	–	(1,631,267)

Total Other Investments	–	(1,124,831)	10,705,592	9,580,761

Total Investments	$6,303,530	$543,066,567	$389,734,941	$939,105,038

*  Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2024:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/29/24	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	08/31/24

Variable Rate Senior Loan Interests	$349,911,085	$36,846,225	$(51,730,785)	$467,341	$(4,568,762)	$4,228,441	$15,680,251	$(13,829,398)	$337,004,398

Common Stocks & Other Equity Interests	25,570,489	8,717,814	(3,095,786)	–	8,771	(167,536)	686,573	–	31,720,325

Investments Matured	352,231	10,465,609	(255,011)	40,560	427	101,776	–	–	10,705,592

Preferred Stocks	8,146,388	2,397,084	–	–	–	(1,308,920)	–	–	9,234,552

U.S. Dollar Denominated Bonds & Notes	552,396	197,349	–	7,431	–	302,853	–	–	1,060,029

Non-U.S. Dollar Denominated Bonds & Notes	9,821	–	–	–	–	224	–	–	10,045

Municipal Obligations	3,866,695	–	(4,703,487)	6,921	–	829,871	–	–	–

Total	$388,409,105	$58,624,081	$(59,785,069)	$522,253	$(4,559,564)	$3,986,709	$16,366,824	$(13,829,398)	$389,734,941

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

32	Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

				Range of	Weighted Average of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable Inputs
	at 08/31/24	Technique	Inputs	Inputs	Based on Fair Value

Keg Logistics LLC, Term Loan A	$23,835,213	Valuation Service	N/A	N/A	N/A	(a)

FDH Group Acquisition, Inc., Term Loan A	21,579,473	Valuation Service	N/A	N/A	N/A	(a)

Lightning Finco Ltd. (LiveU), Term Loan B-1	17,300,530	Valuation Service	N/A	N/A	N/A	(a)

SDB Holdco LLC (Specialty Dental Brands), Term Loan A	16,453,365	Valuation Service	N/A	N/A	N/A	(b)

Muth Mirror Systems LLC, Term Loan	14,279,309	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan	13,906,660	Valuation Service	N/A	N/A	N/A	(a)

Hasa Intermediate Holdings LLC, Term Loan	13,463,159	Valuation Service	N/A	N/A	N/A	(a)

V Global Holdings LLC (aka Vertellus), Term Loan	11,895,982	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	11,375,009	Valuation Service	N/A	N/A	N/A	(b)

Esquire Deposition Solutions LLC, Term Loan	11,337,986	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC	11,292,798	Valuation Service	N/A	N/A	N/A	(b)

My Alarm Center LLC, Class A	10,474,245	Valuation Service	N/A	N/A	N/A	(b)

Affinity Dental Management, Inc., Term Loan	10,193,841	Valuation Service	N/A	N/A	N/A	(a)

(a)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going
basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation
of the security’s fair valuation.

(b)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going
basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation
of the security’s fair valuation.

NOTE 4–Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$506,436

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$506,436

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(1,631,267)

Derivatives not subject to master netting agreements	—

Total Derivative Liabilities subject to master netting agreements	$(1,631,267)

33	Invesco Senior Income Trust

Offsetting Assets and Liabilities
The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$ –	$ (310,891)	$(310,891)	$–	$–	$(310,891)

Barclays Bank PLC	116,256	(116,429)	(173)	–	–	(173)

BNP Paribas S.A.	216,178	(277,288)	(61,110)	–	–	(61,110)

Canadian Imperial Bank of Commerce	28,610	(108,216)	(79,606)	–	–	(79,606)

Goldman Sachs International	–	(1,450)	(1,450)	–	–	(1,450)

Morgan Stanley and Co. International PLC	–	(284,545)	(284,545)	–	–	(284,545)

State Street Bank & Trust Co.	27,176	(411,192)	(384,016)	–	–	(384,016)

Toronto-Dominion Bank (The)	118,216	(118,922)	(706)	–	–	(706)

UBS AG	–	(2,334)	(2,334)	–	–	(2,334)

Total	$506,436	$(1,631,267)	$(1,124,831)	$–	$–	$(1,124,831)

Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 586,679
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,747,002)
Total	$(1,160,323)
The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$205,291,066
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust has entered into a $150 million revolving credit and security agreement with Societe Generale and The Toronto-Dominion Bank (the “Societe Generale Credit Agreement”), which will expire on July 8, 2025.
The LLC has entered into a $95 million revolving credit and security agreement with Natixis (the “Natixis Credit Agreement”), which will expire on July 8, 2025.
The revolving credit and security agreements are secured by the assets of the Trust and the LLC, respectively. The Trust and the LLC are subject to certain covenants relating to their respective revolving credit and security agreements. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreements.
During the six months ended August 31, 2024, the average daily balance of borrowing under the Trust’s Societe Generale Credit Agreement was $128,032,609 with an average interest rate of 6.35%.
During the six months ended August 31, 2024, the average daily balance of borrowing under the LLC’s Natixis Credit Agreement was $72,000,000 with an average interest rate of 8.17%.
The combined carrying amount of the Trust’s and LLC’s payables for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates their fair value. Expenses under the revolving credit and security agreements are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees
.
Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

34	Invesco Senior Income Trust

NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2024. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

A-1 Garage Door Services	Delayed Draw Term Loan	$677,893	$3,389

A-1 Garage Door Services	Revolver Loan	1,094,166	24,284

ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan	1,018,090	5,726

Affinity Dental Management, Inc.	Revolver Loan	800,262	(25,978)

Alpha US Buyer LLC	Revolver Loan	1,186,408	12,120

Alpha US Buyer, LLC	Delayed Draw Term Loan	3,194,984	1,090

Alter Domus (Chrysaor Bidco S.a.r.l.)	Delayed Draw Term Loan	42,509	200

CV Intermediate Holdco Corp. (Class Valuation)	Revolver Loan	1,169,754	7,563

EIS Legacy LLC	Revolver Loan	771,505	10,109

Epicor Software Corp.	Delayed Draw Term Loan B	99,749	635

Esquire Deposition Solutions LLC	Revolver Loan	1,279,143	(2,558)

Groundworks LLC	Delayed Draw Term Loan	238,882	1,340

Hasa Intermediate Holdings LLC	Delayed Draw Term Loan	1,469,632	35,561

Hasa Intermediate Holdings LLC	Revolver Loan	1,413,119	34,182

Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	2,485,437	(112,078)

Lamark Media Group LLC	Revolver Loan	1,077,973	8,667

M&D Distributors	Revolver Loan	591,111	0

McDermott International Ltd.	LOC	2,321,320	(754,429)

McDermott International Ltd.	LOC	2,176,929	(185,039)

Mehilainen Yhtiot Oy	Delayed Draw Term Loan B-6	163,296	4,927

NAC Aviation 8 Ltd.	Revolver Loan	1,826,168	0

SDB Holdco LLC (Specialty Dental Brands)	Delayed Draw Term Loan	292,731	29,608

Tank Holding Corp.	Revolver Loan	208,873	(3,297)

USF S&H Holdco LLC	Term Loan A	878,203	7,731

V Global Holdings LLC	Revolver Loan	256,882	(15,353)

		$26,735,019	$(911,600)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
For the six months ended August 31, 2024, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,946,553	$186,533,990	$205,480,543

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $205,181,866 and $206,022,543, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 35,796,316

Aggregate unrealized (depreciation) of investments	(96,889,271)

Net unrealized appreciation (depreciation) of investments	$(61,092,955)

Cost of investments for tax purposes is $1,000,197,993.

35	Invesco Senior Income Trust

NOTE 10–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 29,
	2024	2024

Beginning shares	153,100,505	153,030,736

Shares issued through dividend reinvestment	234,120	69,769

Ending shares	153,334,625	153,100,505

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 11—Senior Loan Participation Commitments
The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
At the six months ended August 31, 2024, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value

Barclays Bank PLC	$3,565,304	$2,705,137

NOTE 12–Variable Rate Demand Preferred Shares
The Trust issued 1,000 Series
W-7
VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VRDP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date

06/14/2018	1,000	06/01/2028

VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or extension of the VRDP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VRDP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations, and the unamortized balance is included in the value of
Variable rate demand preferred shares
on the Consolidated Statement of Assets and Liabilities.
Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2024, the dividend rate is 5.50%. Such rate is reset once a week by Barclays Capital Inc., which is the remarketing agent for the VRDP Shares. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six months ended August 31, 2024 were $100,000,000 and 5.58%, respectively.
The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate demand preferred shares
on the Consolidated Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Consolidated Statement of Operations.
NOTE 13–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2024	$0.0430	September 17, 2024	September 30, 2024

October 1, 2024	$0.0430	October 16, 2024	October 31, 2024

NOTE 14–Subsequent Event
On July 30, 2024, the Board of Trustees of the Trust approved the redemption in full of all outstanding VRDP Shares, on a redemption date of on or around October 2024, which will be financed by the issuance of $100 million in two series of newly issued Variable Rate Demand Mode Shares.
The Trust will redeem on the redemption date all of its outstanding Series
W-7
VRDP Shares, with a liquidation preference of $100,000 per share, and pay holders of the VRDP shares, the redemption price, including accumulated but unpaid dividends, as of such date.

36	Invesco Senior Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one year period

37	Invesco Senior Income Trust

and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund in 2019 and the implementation of a managed distribution plan in 2020, including amendments to increase the monthly dividend paid to shareholders approved by the Board on March 23, 2022, September 20, 2022, January 19, 2023 and September 19, 2023.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees, were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

38	Invesco Senior Income Trust

DISTRIBUTION NOTICE
September 2024
INVESCO HIGH INCOME TRUST II - Common Shares – Cusip: 46131F101
INVESCO SENIOR INCOME TRUST - Common Shares – Cusip: 46131H107
Form
1099-DIV
for the calendar year will report distributions for US federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.
Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective.
The Board of Trustees (the “Board”) of Invesco Senior Income Trust (NYSE: VVR) (the “Fund”) approved an increase in the monthly distribution amount payable to common shareholders pursuant to the Fund’s Managed Distribution Plan (the “Plan”). Effective October 1, 2023, the Fund will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.0430 per share, an increase from a stated fixed monthly distribution amount of $0.0390 per share.
The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. All amounts are expressed per common share. The Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form
1099-DIV
for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

September 2024
					Estimated Return of Principal		Total Current Distribution (common share)
	Net Investment		Net Realized Capital		(or Other Capital
	Income		Gains		Source)
	Per	% of	Per	% of	Per	% of
	Share	Current	Share	Current	Share	Current
Fund	Amount	Distribution	Amount	Distribution	Amount	Distribution
Invesco High Income Trust II	$0.0622	64.52%	$0.0000	0.00%	$0.0342	35.48%	$0.0964
Invesco Senior Income Trust	$0.0385	89.53%	$0.0000	0.00%	$0.0045	10.47%	$0.0430

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2024*
					Return of Principal		Total FYTD Distribution (common
	Net Investment		Net Realized Capital		(or Other Capital
	Income		Gains		Source)
	Per	% of	Per	% of	Per	% of
	Share	2024	Share	2024	Share	2024
Fund	Amount	Distribution	Amount	Distribution	Amount	Distribution	share)
Invesco High Income Trust II	$0.3231	55.86%	$0.0000	0.00%	$0.2553	44.14%	$0.5784
Invesco Senior Income Trust	$0.2085	80.81%	$0.0000	0.00%	$0.0495	19.19%	$0.2580

*
Form
1099-DIV
for the calendar year will report distributions for federal income tax purposes. Each Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. The final determination of the source and tax characteristics of all distributions in 2024 will be made after the end of the year.

The monthly distributions are based on estimates and terms of the Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.
The Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal
Year-to-date
Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. The Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in the Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

39	Invesco Senior Income Trust

Fund Performance and Distribution Rate Information:

	Fiscal Year-to-date March 1, 2024 to August 31, 2024			Five-year period ending August 31, 2024
			Current
	FYTD	Cumulative	Annualized
	Cumulative	Distribution	Distribution	Average Annual Total
Fund	Total Return 1	Rate 2	Rate 3	Return 4
Invesco High Income Trust II	18.53%	4.97%	9.94%	4.06%
Invesco Senior Income Trust	17.03%	6.45%	12.93%	6.48%

1
Fiscal
year-to-date
Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year-to-date
time period including distributions paid and reinvested.

2
Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2024 to August 31, 2024) is calculated as the dollar value of distributions in the fiscal year-to-date
period as a percentage of the Fund’s NAV as of August 31, 2024.

3	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2024.
4
Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five-year period ending August 31, 2024. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plan will be subject to periodic review by the Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.
The amount of dividends paid by the Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.
Investing involves risk and it is possible to lose money on any investment in the Funds.
For additional information, shareholders of the closed end fund may call Invesco at
800-341-2929.
About Invesco Ltd.
Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.71 trillion in assets on behalf of clients worldwide as of June 30, 2024.
For more information, visit www.invesco.com.
Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.
Note:
There is no assurance that a
closed-end
fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
–Invesco–

40	Invesco Senior Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	120,032,883.59	4,228,533.32
	Robert C. Troccoli	120,001,564.01	4,259,852.90
	Carol Deckbar	119,796,035.59	4,465,381.32
	Douglas Sharp	120,183,297.01	4,078,119.90
(2)	Elizabeth Krentzman	1,000.00	0.00
	Robert C. Troccoli	1,000.00	0.00
	Carol Deckbar	1,000.00	0.00
	Douglas Sharp	1,000.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose: (1). To approve amendments to the current fundamental investment restrictions of the Fund as follows: The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	72,362,780.83	3,791,083.60	3,371,282.48
(b)	To amend the fundamental investment restriction regarding borrowing	71,548,423.83	4,612,716.60	3,364,009.48
(c)	To amend the fundamental investment restriction regarding issuing senior securities	71,525,502.83	4,524,287.60	3,475,356.48
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	71,273,480.83	4,828,177.60	3,423,490.48
(e)	To amend the fundamental investment restriction regarding lending	71,410,676.83	4,695,495.60	3,418,976.48
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	71,231,235.83	4,938,547.60	3,355,366.48
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	70,999,769.83	5,134,806.60	3,390,569.48
(h)	To amend the fundamental investment restriction regarding industry concentration	71,437,232.83	4,671,065.60	3,416,850.48
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	70,187,518.83	5,878,207.60	3,459,421.48
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	70,703,676.83	5,372,740.60	3,448,729.48
(c)	To remove the fundamental investment restriction regarding investing for control or management	70,519,916.83	5,487,094.42	3,518,137.67
(d)	To remove the fundamental investment restriction regarding investing in other investment companies	70,814,606.83	5,242,223.42	3,468,319.67
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	71,399,420.83	4,779,888.60	3,345,841.48
(f)	To remove the fundamental investment restriction regarding investing in investment companies with substantially the same investment objective, policies and restrictions as the Fund	72,052,085.83	4,371,583.42	3,101,482.67

41	Invesco Senior Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-08743	VK-CE-SINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

19(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024